Employee Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Publishers' Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Vesting period in years	15
Percent of accrued benefits that have vested	100.00%
Deferred compensation plan expense	$ 0	$ 0	$ 0
Executive Benefit Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Vesting period in years	5
Percent of accrued benefits that have vested	100.00%
Deferred compensation plan expense	0	0	0
Executive Deferral Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Percent of annual compensation that can be deferred	100.00%
Defined Plan, 401(k) [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Maximum percent of employees eligible gross wages that can be contributed to the defined contribution plan	100.00%
The Company's minimum matching contribution percentage	50.00%
The Company's maximum matching contribution percentage	100.00%
Minimum employee contribution to the defined contribution which the Company will match	1.00%
Maximum employee contribution to the defined contribution which the Company will match	6.00%
Company's matching contribution expense	$ 1,033	$ 117	$ 102